Utilities Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.43%	6.61%		8.43%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	18.03%	3.48%		5.40%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.58%	2.40%		4.24%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.68%	2.18%		3.76%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	14.23%	3.25%		5.68%